Lines of Credit Payable (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]

Lines of Credit Payable consisted of the following:

	December 31,	December 31,
	2012	2011

Due to Casino Operators (A)	$34,799,982	$35,989,109
Due to Others (B)	-	10,281,454
	$34,799,982	$46,270,563

(A) Due to Casino Operators represents an advance of non-negotiable chips to Sang Heng, Sang Lung, King's Gaming (other amounts payable) and Bao Li Gaming (as of December 31, 2012) and are interest free and renewable monthly.

The Casino Operators have extended lines of credit totaling approximately $59,349,000 and $55,263,000 as of December 31, 2012 and 2011, respectively.  The lines of credit may be exceeded from time to time at the discretion of the Casino Operators.  The lines of credit for Sang Heng, Sang Lung and King’s Gaming are guaranteed by Mr. Lam or Mr. Vong and are secured by their personal checks and a deposit paid by Mr. Lam.  The line of credit for Bao Li Gaming is guaranteed by Mr. Lou and is secured by his personal check.

(B) Due to Others is a temporary advance from Mr. Lou, who was considered an unrelated third party in 2011. The amount is unsecured and interest free and was repaid on January 1, 2012.